Accrued liabilities and other current liabilities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued liabilities and other current liabilities
Payable for business acquisition	¥ 16,788	$ 2,365	¥ 16,788
Send Cloud
Accrued liabilities and other current liabilities
Payable for business acquisition	¥ 16,788	$ 2,365